Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by investing activities of discontinued operations		$ 4,000,000
Revenues from discontinued operations	0		0
Expenses from discontinued operations	$ 0		$ 0